Deposits	12 Months Ended
Dec. 31, 2020
Deposits
Deposits

(7)      Deposits

The aggregate amount of time deposits with balances that met or exceeded the Federal Deposit Insurance Corporation (FDIC) insurance limit of $250,000 was $91.3 million and $104.3 million at December 31, 2020 and 2019, respectively. The Company had brokered deposits totaling $40.2 million and $45.2 million at December 31, 2020 and 2019, respectively.

The scheduled maturities of total time deposits at December 31, 2020 were as follows:

(in thousands)
Due within:
2021	$191,565
2022	63,025
2023	20,102
2024	1,025
2025	1,589
Thereafter	—
Total	$277,306

The Federal Reserve Bank required the Bank to maintain cash or balances of zero at December 31, 2020 compared to $1.3 million at December 31, 2019 to satisfy reserve requirements. Average compensating balances held at correspondent banks were $1.5 million at both December 31, 2020 and 2019. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.